Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Operating revenues: (Notes 3 and 9)
Time charter and bareboat revenues	$ 42,864	$ 36,981	$ 84,690	$ 73,052
Other income	199	2	399	151
Total revenues	43,063	36,983	85,089	73,203
Operating expenses: (Note 9)
Vessel operating expenses	7,975	7,164	15,622	13,971
Depreciation	13,913	11,560	27,805	22,960
General and administrative expenses	948	984	2,256	2,052
Goodwill impairment charge (Note 4)		6,217		6,217
Total operating expenses	22,836	25,925	45,683	45,200
Operating income	20,227	11,058	39,406	28,003
Finance income (expense) (Note 9):
Interest income	0	2	3	3
Interest expense	(5,054)	(4,212)	(10,084)	(8,398)
Other finance expense	(334)	(79)	(601)	(99)
Realized and unrealized gain (loss) on derivative instruments (Note 5)	(3,176)	253	(6,360)	(5,370)
Net loss on foreign currency transactions	(82)	(132)	(117)	(60)
Total finance expense	(8,646)	(4,168)	(17,159)	(13,924)
Income before income taxes	11,581	6,890	22,247	14,079
Income tax expense (Note 8)	(3)	(3)	(6)	(6)
Net income	11,578	6,887	22,241	14,073
General Partner's interest in net income	233	128	501	263
Limited Partners' interest in net income	$ 11,345	$ 6,759	$ 21,740	$ 13,810
Earnings per unit (Note 11):
Cash distributions declared and paid per unit (Note 11)	$ 0.520	$ 0.510	$ 0.520	$ 0.510
Common Units [Member]
Finance income (expense) (Note 9):
Net income			$ 16,688	$ 8,065
Limited Partners' interest in net income	$ (3,380)	$ (5,292)	$ (7,722)	$ (8,569)
Earnings per unit (Note 11):
Earnings per unit (basic and diluted)	$ 0.502	$ 0.280	$ 0.810	$ 0.553
Subordinated Units [Member]
Finance income (expense) (Note 9):
Net income			$ 5,052	$ 5,745
Limited Partners' interest in net income		$ (2,411)		$ (3,903)
Earnings per unit (Note 11):
Earnings per unit (basic and diluted)		$ 0.287	$ 0.767	$ 0.671
General Partner Unit [Member]
Finance income (expense) (Note 9):
Net income			$ 501	$ 263
General Partner's interest in net income	$ (69)	$ (157)	$ (159)	$ (255)
Earnings per unit (Note 11):
Earnings per unit (basic and diluted)	$ 0.417	$ 0.262	$ 0.897	$ 0.557